Nature of the business	9 Months Ended
Sep. 30, 2021
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business
Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company that owns, manages and invests in renewable energy, storage, efficient natural gas and heat, transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).
Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.
Algonquin Power & Utilities Corp. (“Algonquin”) is the largest shareholder of the Company and currently owns a 43.9% stake in Atlantica. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.
During 2020, the Company completed the following acquisitions:
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On April 3, 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns approximately a 35% stake and has a strategic investor role. The first investment was the acquisition of a 55 MW solar PV plant (“Chile PV 1”). The Company’s initial contribution was approximately $4 million. In addition, on January 6, 2021, the Company closed its second investment through the platform with the acquisition of a 40 MW solar PV plant (“Chile PV 2”). This asset started commercial operation in 2017 and its revenue is partially contracted. The total equity investment for this new asset was approximately $5.0 million. The platform intends to make further investments in renewable energy in Chile and to sign PPAs with credit worthy off-takers.

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In January 2019, the Company entered into an agreement with Abengoa (references to “Abengoa” refer to Abengoa, S.A., together with its subsidiaries, or Abenewco1, S.A. together with its subsidiaries, unless the context otherwise requires) for the acquisition of a 51% stake in Tenes, a water desalination plant in Algeria. Closing of the acquisition was subject to certain conditions precedent, which were not fulfilled. In accordance with the terms of the share purchase agreement, the advance payment made for the acquisition was converted into a secured loan to be reimbursed by Befesa Agua Tenes, the holding company of Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends to be received from the asset. On May 31, 2020, the Company entered into a new agreement, which provides the Company with certain additional decision rights, a majority at the board of directors of Befesa Agua Tenes and control over the asset.

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On August 17, 2020, the Company closed the acquisition of Liberty’s equity interest in Solana. Liberty was the tax equity investor in the Solana project. The total equity investment is expected to be up to $285 million of which $272 million has already been paid.

In December 2020, the Company reached an agreement with Algonquin to acquire La Sierpe, a 20 MW solar asset in Colombia for a total equity investment of approximately $20 million. Closing is subject to conditions precedent and regulatory approvals and is expected to occur in the fourth quarter of 2021. Additionally, the Company agreed to invest in additional solar plants in Colombia with a combined capacity of approximately 30 MW.
In January 2021 the Company closed the acquisition of 42.5% of the equity of Rioglass Solar Holding S.A. (“Rioglass”) a supplier of spare parts and services to the solar industry, increasing its stake to 57.5%. In addition, on July 22, 2021 the Company exercised the option to acquire the remaining stake of 42.5%. The investment made in 2021 to acquire the additional 85% equity, resulting in a 100% ownership, was approximately $17.1 million (Note 5). The Company initially classified the investment as held for sale in the Consolidated Condensed Interim Financial Statements for the period ended March 31, 2021. Nevertheless, the accounting requirements of IFRS 5, Non.current Assets Held for Sale and Discontinued Operations, to classify the investment as held for sale are no longer fulfilled given that the sale is no longer considered highly probable. Accordingly, as prescribed in IFRS 5, the investment has been fully consolidated from the acquisition date in January 2021.

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. Coso is the third largest geothermal plant in the United States and provides base load renewable energy to the California Independent System Operator (California ISO). It has PPAs signed with an 18-year average contract life. The total equity investment was approximately $130 million (Note 5). In addition, on July 15, 2021, the Company paid an additional amount of approximately $40 million to reduce project debt.
On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset of approximately 55 MWt in Canada for a total equity investment of approximately $22.5 million (Note 5). Calgary District Heating has been in operation since 2010 and represents the first investment of the Company in this sector, which is recognized as a key measure for cities to reduce emissions in line with the UN Environment Program. The asset provides heating services to a diverse range of government, institutional and commercial customers in the city of Calgary.

On June 16, 2021, the Company acquired a 49% interest in a 596 MW portfolio of wind assets in the United States (Vento II) for a total equity investment net of cash consolidated at the transaction date of approximately $180.7 million (Note 7). EDP Renewables owns the remaining 51%. The assets have PPAs with investment grade off-takers with five-year average remaining contract life.

On August 6, 2021, the Company closed the acquisition of Agrisun and Re Sole, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million (Note 5). Agrisun and Re Sole have regulated revenues under a feed in tariff until 2030 and 2031, respectively.

The following table provides an overview of the main contracted concessional assets the Company owned or had an interest in as of September 30, 2021:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(16)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	A-/A2/BBB+	2013	22
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	18
Chile PV 1	Renewable (Solar)	35%(8)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(8)	Chile	USD	40 MW	N/A	2017	N/A
Solaben 2 & 3	Renewable (Solar)	70%(1)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solacor 1 & 2	Renewable (Solar)	87%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	11/13
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	15/15
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	14/14/14
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	17/17
Seville PV	Renewable (Solar)	80%(6)	Spain	Euro	1 MW	A/Baa1/A-	2006	15
Re Sole	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB-	2011	10
Agrisun	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB-	2010	9
Kaxu	Renewable (Solar)	51%(3)	South Africa	Rand	100 MW	BB-/Ba2/BB-(11)	2015	14
Elkhorn Valley	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/A3/--	2007	7
Prairie Star	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	7
Twin Groves II	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB-/Baa2/BBB	2008	5
Lone Star II	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	Not rated	2008	2
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	15
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(14)	1987-1989	19
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	12
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/ Ba3/BB-	2013	12
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	17
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(15)	2010	20
ATN (13)	Transmission line	100%	Peru	USD	379 miles	BBB+/Baa1/BBB	2011	20
ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/Baa1/BBB	2014	23
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	12
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	14/14
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/WR/A-	2007	16
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated
Skikda	Water	34.2%(4)	Algeria	USD	3.5 M ft3/day	Not rated	2009	13
Honaine	Water	25.5%(5)	Algeria	USD	7 M ft3/day	Not rated	2012	16
Tenes	Water	51%(7)	Algeria	USD	7 M ft3/day	Not rated	2015	19

(1)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
(2)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
(3)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
(4)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.
(5)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(6)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.
(7)	Algerian Energy Company, SPA owns 49% of Tenes.
(8)	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
(11)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Including ATN Expansion 1 & 2.
(14)
Refers to the credit rating of  two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(15)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41%A+ rating or higher, the rest is unrated).
(16)	As of September 30, 2021.
(*)	Commercial Operation Date

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. in February 2021 represents a theoretical event of default under the Kaxu project finance agreement. In September 2021, the Company obtained a waiver for such theoretical event of default which was conditional upon the replacement of the operation and maintenance supplier of the plant, which is currently an Abengoa subsidiary, before October 31, 2021. On November 4, 2021, the Company obtained an extension of the term for such replacement until January 31, 2022. Although the Company does not expect the acceleration of debt to be declared by the credit entities, as of September 30, 2021 Kaxu did not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt (Note 15) has been presented as current in the Consolidated Condensed Interim Financial Statements of the Company as of September 30, 2021 for an amount of $349 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.